Debt	6 Months Ended
Jun. 30, 2015
Debt Disclosure [Abstract]
Debt
DEBT

As of June 30, 2015 and December 31, 2014, we had long-term debt and short-term debt outstanding of $1,818.0 million and $1,380.8 million, respectively of which $224.9 million and $116.4 million were classified as current.

ICBC Finance Leasing Arrangement

Golar Kelvin facility

In January 2015, the SPV, Hai Jiao 1405 Limited, which owns the Golar Kelvin, entered into a secured financing agreement for $184.2 million consisting only of a junior loan facility. The junior loan facility is provided by ICBCL Finance Co., a related party of ICBCIL.

In June 2015, $157.9 million of the junior loan facility was reclassified to a senior loan facility following the expected refinancing of the junior loan. The senior facility will be a 10 year loan, with a first priority mortgage on the Golar Kelvin. The senior loan facility is denominated in USD and bears interest at LIBOR plus margin and is repayable in quarterly installments with a balloon payment on maturity. The remaining junior loan of $26.3 million will be short term facility with a fixed interest rate, renewed annually and denominated in USD. The loan facilities are consolidated in our financial results as we consider ourselves the primary beneficiary of the VIE.

Golar Snow facility

In January 2015, the SPV, Hai Jiao 1402 Limited, which owns the Golar Snow entered into secured financing agreements for $184.2 million consisting of a senior and junior loan facilities. The senior facility of $158.6 million is a 10 years loan provided by ICBC Bank, with a first priority mortgage on the Golar Snow. The facility is denominated in USD and bears interest at LIBOR plus margin and is repayable in semi-annual installments with a balloon payment on maturity. The junior loan facility of $25.6 million is provided by ICBCIL Finance Co., a related party of ICBCL, which is a short-term facility with a fixed interest rate, renewed annually and denominated in USD. The facilities are consolidated in our financial results as we consider ourselves the primary beneficiary of the VIE.

Golar Ice facility

In February 2015, the SPV, Hai Jiao 1406 Limited, which owns the Golar Ice entered into secured financing agreements for $184.2 million consisting only of a junior loan facility.

In June 2015, $157.9 million of the junior loan facility was reclassified to a senior loan facility following the expected refinancing of the junior loan. The senior facility will be a 10 year loan, with a first priority mortgage on the Golar Ice. The senior loan facility is denominated in USD and bears interest at LIBOR plus margin and is repayable in quarterly installments with a balloon payment on maturity. The remaining junior loan of $26.3 million will be short term facility with a fixed interest rate, renewed annually and denominated in USD. The loan facilities are consolidated in our financial results as we consider ourselves the primary beneficiary of the VIE.